Employee Benefit Plans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 4,705
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	5,031
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	5,226
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	5,511
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,434
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	38,945
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	247
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	302
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	361
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	420
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	480
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 3,495